Schedule of Future Minimum Rental Payments for Operating Leases (Details) - Dec. 31, 2017	USD ($)	CAD ($)
Leases, future minimum payments, current	$ 72,238	$ 90,626
Leases, future minimum payments, due in two years	75,133	94,257
Leases, future minimum payments, due in three years	67,257	84,378
Leases, future minimum payments, due in four years	29,162	36,585
Leases, future minimum payments, due in five years	5,707	7,160
Leases, future minimum payments	$ 249,497	$ 313,006